Subsequent events	6 Months Ended
Jun. 30, 2025
Subsequent Events [Abstract]
Subsequent events

Note 16 — Subsequent events

The Company evaluated all events and transactions that occurred after June 30, 2025 up through the date the Company issued these unaudited interim condensed consolidated financial statements.

On July 18, 2025, the 30-for-1 Share Consolidation became effective

On July 2, 2025, the Company held an Extraordinary General Meeting of Shareholders (the “EGM”). At the EGM, the Company’s shareholders approved four proposals. These included:

1.	A 30-for-1 share consolidation of the Company’s issued and unissued Class A and Class B ordinary shares (the “Share Consolidation”).

2.	An increase in the authorized share capital to US$6,000,000,000, effective immediately following the Share Consolidation.

3.	A capital reduction and reorganization, which includes reducing the par value of the Company’s ordinary shares to US$0.0000001.

4.	An amendment to the Company’s Memorandum and Association to reflect the new capital structure following the reorganization.

Proposals 3 and 4 are special resolutions, and their implementation remains conditional upon the sanction of the Grand Court of the Cayman Islands.

On July 18, 2025, the Company’s share consolidation plan became effective.